Cash and cash equivalents and borrowings exinfraestructure project (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	€ (10,427)	€ (11,288)
Exinfrastructure project [Member]
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	(2,810)	(2,886)
Increase decrease with impact on cash flow borrowings	(128)
Foreign exchange effect borrowings	(5)
Impact of consolidation scope changes and other borrowings	(7)
Capitalized accrued interest borrowings	63
Infrastructure project [Member]
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	(7,617)	(8,400)
Increase decrease with impact on cash flow borrowings	229
Foreign exchange effect borrowings	(904)
Impact of consolidation scope changes and other borrowings	(93)
Capitalized accrued interest borrowings	(15)
Bank borrowings project bonds [Member] | Exinfrastructure project [Member]
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	(2,810)	(2,889)
Increase decrease with impact on cash flow borrowings	(130)
Foreign exchange effect borrowings	(5)
Impact of consolidation scope changes and other borrowings	(7)
Capitalized accrued interest borrowings	63
Cross currency swaps [Member] | Exinfrastructure project [Member]
GrossInfrastructure and ex infrastructure project borrowings [Line Items]
Borrowings	0	€ (2)
Increase decrease with impact on cash flow borrowings	2
Foreign exchange effect borrowings	0
Impact of consolidation scope changes and other borrowings	0
Capitalized accrued interest borrowings	€ 0